Financial assets at amortised cost - Schedule of Undrawn Balances (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Allowance account for credit losses of financial assets at beginning of period	£ 6,132
Allowance account for credit losses of financial assets at end of period	4,997	£ 6,132
Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Exchange and other adjustments	0	0
Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Allowance account for credit losses of financial assets at beginning of period	426	173
Impact of transfers between stages	(9)	90
Other items credited to the income statement	(69)	163
Credit to the income statement	(78)	253
Allowance account for credit losses of financial assets at end of period	348	426
Stage 1 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	0	0
Stage 2 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	0	0
Stage 3 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	0	0
Impact of transfers between stages | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	(9)	90
Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Allowance account for credit losses of financial assets at beginning of period	1,542
Allowance account for credit losses of financial assets at end of period	1,337	1,542
Stage 1 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Exchange and other adjustments	0	0
Stage 1 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Allowance account for credit losses of financial assets at beginning of period	191	91
Impact of transfers between stages	0	(2)
Other items credited to the income statement	(29)	102
Credit to the income statement	(29)	100
Allowance account for credit losses of financial assets at end of period	162	191
Stage 1 | Stage 1 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	54	19
Stage 1 | Stage 2 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	(10)	(10)
Stage 1 | Stage 3 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	0	(1)
Stage 1 | Impact of transfers between stages | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	(44)	(10)
Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Allowance account for credit losses of financial assets at beginning of period	2,346
Allowance account for credit losses of financial assets at end of period	1,794	2,346
Stage 2 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Exchange and other adjustments	0	0
Stage 2 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Allowance account for credit losses of financial assets at beginning of period	221	77
Impact of transfers between stages	(13)	75
Other items credited to the income statement	(30)	69
Credit to the income statement	(43)	144
Allowance account for credit losses of financial assets at end of period	178	221
Stage 2 | Stage 1 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	(54)	(19)
Stage 2 | Stage 2 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	10	10
Stage 2 | Stage 3 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	(4)	(6)
Stage 2 | Impact of transfers between stages | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	35	90
Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Allowance account for credit losses of financial assets at beginning of period	1,983
Allowance account for credit losses of financial assets at end of period	1,676	1,983
Stage 3 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Exchange and other adjustments	0	0
Stage 3 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Allowance account for credit losses of financial assets at beginning of period	14	5
Impact of transfers between stages	4	17
Other items credited to the income statement	(10)	(8)
Credit to the income statement	(6)	9
Allowance account for credit losses of financial assets at end of period	8	14
Stage 3 | Stage 1 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	0	0
Stage 3 | Stage 2 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	0	0
Stage 3 | Stage 3 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	4	7
Stage 3 | Impact of transfers between stages | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	0	10
POCI
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Allowance account for credit losses of financial assets at beginning of period	261
Allowance account for credit losses of financial assets at end of period	190	261
POCI | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Exchange and other adjustments	0	0
POCI | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Allowance account for credit losses of financial assets at beginning of period	0	0
Other items credited to the income statement	0	0
Credit to the income statement	0	0
Allowance account for credit losses of financial assets at end of period	£ 0	£ 0